COVER LETTER

October 3, 2016

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MassMutual Premier Funds

(1933 Act File No. 33-82366; 1940 Act File No. 811-08690)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MassMutual Premier Funds pursuant to Rule 497(e) under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus and Summary Prospectuses for the MassMutual Premier U.S. Government Money Market Fund, MassMutual Premier Short-Duration Bond Fund, MassMutual Premier Inflation-Protected and Income Fund, MassMutual Premier Core Bond Fund, MassMutual Premier Diversified Bond Fund, MassMutual Premier High Yield Fund, MassMutual Premier Balanced Fund, MassMutual Premier Disciplined Value Fund, and MassMutual Premier Disciplined Growth Fund (the “Funds”), each dated February 1, 2016, as filed under Rule 497(e) on September 12, 2016. The purpose of this filing is to submit the 497(e) filing dated September 12, 2016 in XBRL for the Funds.

Please address any questions or comments to the undersigned at (860) 562-2241.

Very truly yours,

/s/ Jill Nareau Robert

Jill Nareau Robert

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company

Assistant Secretary, MassMutual Premier Funds